Interests in associates and joint ventures (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		SFr 963.0		SFr 954.0
Additions		3.0		3.0
Disposals		0.0		(2.0)
Share of comprehensive income		98.0		82.0
of which: share of net profit		75.0	[1]	106.0	[1]	SFr 169.0
of which: share of other comprehensive income	[2]	23.0		(24.0)
Dividends received		(51.0)		(50.0)
Foreign currency translation		12.0		(23.0)
Impairment		(7.0)		0.0
Carrying amount at the end of the year		1,018.0		963.0		954.0
of which: associates		989.0		934.0
of which: joint ventures		29.0		29.0
Share of profit (loss) of associates		60.0		94.0
Share of profit (loss) of joint ventures		15.0		12.0
Share of other comprehensive income of associates		24.0		(25.0)
Share of other comprehensive income of joint ventures		(1.0)		0.0
UBS Securities Co. Limited, Beijing
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[3]	SFr 401.0		SFr 392.0
UBS AG's equity interest		24.99%		24.99%
SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[4]	SFr 464.0		SFr 426.0
UBS AG's equity interest		17.31%		17.31%
Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		SFr 124.0		SFr 116.0
UBS AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		963.0		954.0
Additions		3.0		3.0
Disposals		0.0		(2.0)
Share of comprehensive income		98.0		82.0
of which: share of net profit		75.0	[1]	106.0	[1]	169.0
of which: share of other comprehensive income	[2]	23.0		(24.0)
Dividends received		(51.0)		(50.0)
Foreign currency translation		12.0		(23.0)
Impairment		(7.0)		0.0
Carrying amount at the end of the year		1,018.0		963.0		SFr 954.0
of which: associates		989.0		934.0
of which: joint ventures		29.0		29.0
Share of profit (loss) of associates		60.0		94.0
Share of profit (loss) of joint ventures		15.0		12.0
Share of other comprehensive income of associates		24.0		(25.0)
Share of other comprehensive income of joint ventures		(1.0)		0.0
UBS AG | UBS Securities Co. Limited, Beijing
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[3]	SFr 401.0		SFr 392.0
UBS AG's equity interest		24.99%		24.99%
UBS AG | SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[4]	SFr 464.0		SFr 426.0
UBS AG's equity interest		17.31%		17.31%
UBS AG | Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		SFr 124.0		SFr 116.0

[1]	For 2017, consists of CHF 60 million from associates and CHF 15 million from joint ventures. For 2016, consists of CHF 94 million from associates and CHF 12 million from joint ventures.
[2]
For 2017, consists of CHF 24 million from associates and negative CHF 1 million from joint ventures. For 2016, consists of negative CHF 25 million from associates and CHF 0 million from joint ventures.

[3]	UBS AG’s equity interest amounts to 24.99%.
[4]	UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.